14. Investment properties (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Balance at beginning	R$ 3,051	R$ 20
Additions	14	12
Impairment	(22)
Depreciation	(63)	(4)
Business combination		2,972
Exchange rate changes	708	56
Transfers	(49)	(5)
Balance at ending	3,639	3,051
Land [member]
Disclosure of detailed information about investment property [line items]
Balance at beginning	656	6
Additions		2
Impairment	(11)
Depreciation
Business combination		643
Exchange rate changes	149	11
Transfers	(32)	(6)
Balance at ending	762	656
Buildings [member]
Disclosure of detailed information about investment property [line items]
Balance at beginning	2,385	10
Additions	6	10
Impairment	(11)
Depreciation	(63)	(4)
Business combination		2,319
Exchange rate changes	557	45
Transfers	(15)	5
Balance at ending	2,859	2,385
Improvements [member]
Disclosure of detailed information about investment property [line items]
Balance at beginning		4
Additions
Depreciation
Business combination
Exchange rate changes
Transfers		(4)
Balance at ending
Construction In Progress [member]
Disclosure of detailed information about investment property [line items]
Balance at beginning	10
Additions	8
Impairment
Depreciation
Business combination		10
Exchange rate changes	2
Transfers	(2)
Balance at ending	R$ 18	R$ 10